MoA Clear Passage 2070 Fund Expense Example - MoA Clear Passage 2070 Fund - MoA Clear Passage 2070 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	$ 785